Related parties	12 Months Ended
Dec. 31, 2023
Disclosure Of Material Related Party Transactions [Abstract]
Related parties	Related parties
Apart from balances and transactions disclosed elsewhere in these consolidated financial statements, the Group has also entered into the following related party transactions under the normal course of the Group’s business:
(a)Transactions with other related parties

	2023	2022	2021
Sales to an equity-accounted investee	$701,807	$—	$—
Services recharge received from an equity-accounted investee	12,857	—	—
Purchase from an equity-accounted investee	—	—	(53,981)
Services provided by a company with control from a director of the Company	—	(30,630)	(90,353)
Legal and professional fee paid on behalf of related companies	—	—	(9,060)
(b)Key management personnel compensation
Key management personnel compensation comprised as following.

	2023	2022	2021
Directors’ fees	$420,000	$261,110	$—
Salaries, wages and other benefits	4,239,821	24,549,012	2,281,701
Contributions to defined contribution retirement plan	14,779	17,538	15,643
Equity-settled share-based payment expenses (note)	10,297,075	30,284,686	21,500,167
	$14,971,675	$55,112,346	$23,797,511
Note:    The balances are non-cash transactions for the reporting period. Details of the recognition and the fair value determination are included in note 30.